Significant Acquisitions and Disposals - Additional Information (Detail) - CAD ($) shares in Millions, $ in Millions	Oct. 31, 2020	Oct. 31, 2019	Nov. 01, 2018	Oct. 31, 2018
Disclosure of detailed information about business combination [line items]
Goodwill	$ 17,148	$ 16,976		$ 16,536
Greystone Capital Management Inc. [member]
Disclosure of detailed information about business combination [line items]
Acquisition of outstanding equity percentage			100.00%
Acquisition, net purchase consideration			$ 821
Purchase consideration paid in cash			479
Deferred purchase consideration in common shares held in escrow			167
Purchase consideration paid in cash			165
Liabilities acquired			46
Purchase consideration allocated to customer relationship			140
Goodwill			432
Deferred tax liability			37
Greystone Capital Management Inc. [member] | Common shares [member]
Disclosure of detailed information about business combination [line items]
Purchase consideration paid in shares, value			$ 342
Common shares issued			4.7